Bank Loan (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Jul. 04, 2022 CNY (¥)	Apr. 16, 2021 CNY (¥)	Apr. 12, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Bank Loan (Details) [Line Items]
Line of credit facility, maximum borrowing capacity		¥ 60,000
Line of credit facility, initiation date		Jul. 03, 2023
Term loan agreement interest rate		4.65%
Borrowing amount	¥ 32,030
Guangdong Development Bank [Member]
Bank Loan (Details) [Line Items]
Line of credit facility, maximum borrowing capacity			¥ 60,000
Line of credit facility, initiation date			Apr. 15, 2022
Term loan agreement interest rate			5.25%
Borrowing amount	10,680				¥ 89,534
Repaid term loan	53,075				47,139
China CITIC Bank [Member]
Bank Loan (Details) [Line Items]
Line of credit facility, maximum borrowing capacity				¥ 60,000
Line of credit facility, initiation date				Apr. 08, 2022
Term loan agreement interest rate				4.65%
Borrowing amount					64,228
Repaid term loan	¥ 58,348				¥ 63,403
Remaining balance	1,542
China CITIC Bank [Member] | China CITIC Bank [Member]
Bank Loan (Details) [Line Items]
Borrowing amount	¥ 59,065